Income taxes - Global minimum tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Current year tax (expense) / benefit	€ (1,535.6)	€ (1,766.1)	€ (1,440.9)
Global Minimum Tax
Income Tax Disclosure [Line Items]
Top-up tax expense based on local QDMTT	(0.3)
Top-up tax expense based on IIR	(2.2)
Current year tax (expense) / benefit	€ (2.5)